other long-term liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jan. 01, 2017
other long-term liabilities
Contract liabilities	$ 72	$ 71
Other	9	10
Deferred revenues	81	81
Pension and other post-retirement liabilities	540	537
Restricted stock unit and deferred share unit liabilities	97	68
Derivative liabilities	63	76
Other	69	67
Subtotal	850	829
Deferred customer activation and connection fees	17	18
Other long-term liabilities	$ 867	$ 847	$ 736